UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2010

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS NATURAL RESOURCES FUND

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
June 30, 2010 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Energy--70.6%
Anadarko Petroleum	18,780	677,770
Apache	8,950	753,501
Cameron International	8,970 a	291,704
Chesapeake Energy	18,050	378,147
Chevron	8,650	586,989
Concho Resources	6,469 a	357,930
ConocoPhillips	30,800	1,511,972
Continental Resources	12,717 a,b	567,433
Diamond Offshore Drilling	2,640 b	164,182
ENSCO, ADR	6,310	247,857
EOG Resources	10,210	1,004,358
Frontier Oil	12,370 b	166,376
Halliburton	30,080	738,464
Helmerich & Payne	5,470	199,764
Hercules Offshore	28,020 a	68,089
Hess	7,470	376,040
Marathon Oil	16,330	507,700
Newfield Exploration	13,940 a	681,108
Noble Energy	6,560	395,765
Occidental Petroleum	19,580	1,510,597
Peabody Energy	6,950	271,953
PetroHawk Energy	11,619 a	197,174
Pioneer Natural Resources	12,020	714,589
Pride International	8,260 a	184,528
Range Resources	5,470	219,620
Schlumberger	29,580	1,636,957
Southwestern Energy	7,870 a	304,097
Spectra Energy	8,980	180,229
Suncor Energy	21,220	624,717
Transocean	3,674 a	170,216

Valero Energy	32,540	585,069
Whiting Petroleum	3,510 a	275,254
Williams	23,930	437,440
		16,987,589
Industrial--1.7%
Fluor	5,830	247,775
Gamesa Tecnologica	8,690 b	74,580
Vestas Wind Systems	2,225 a	92,489
		414,844
Materials--25.0%
Agnico-Eagle Mines	4,890	297,214
BHP Billiton, ADR	6,470 b	401,075
Dow Chemical	8,780	208,262
Eastman Chemical	3,200	170,752
Eldorado Gold	13,320	239,227
Freeport-McMoRan Copper & Gold	10,710	633,282
Goldcorp	17,370	761,674
IAMGOLD	5,360	94,765
International Paper	22,750	514,833
Martin Marietta Materials	3,450 b	292,594
Newmont Mining	16,500	1,018,710
Packaging Corp. of America	8,240	181,445
Pactiv	8,410 a	234,218
Teck Resources, Cl. B	11,120	328,930
Temple-Inland	8,350	172,595
United States Steel	7,250 b	279,488
Yamana Gold	17,450	179,735
		6,008,799
Utilities--1.7%
EQT	6,250	225,875
Questar	3,810	173,317
		399,192
Total Common Stocks
(cost $22,839,148)		23,810,424

Other Investment--1.3%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $307,000)	307,000 [c]	307,000
Investment of Cash Collateral for
Securities Loaned--6.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,518,597)	1,518,597 [c]	1,518,597
Total Investments (cost $24,664,745)	106.6%	25,636,021
Liabilities, Less Cash and Receivables	(6.6%)	(1,585,958)
Net Assets	100.0%	24,050,063

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $1,463,081 and the total market value of the collateral held by the fund is $1,518,597.
c	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $24,664,745. Net unrealized appreciation on investments was $971,276 of which $3,192,659 related to appreciated investment securities and $2,221,383 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Energy	70.6
Materials	25.0
Money Market Investments	7.6
Utilities	1.7
Industrial	1.7
106.6

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)